Loss per share	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Loss per share
2 9 .	Loss per share
Basic loss per share is computed using the weighted-average number of outstanding ordinary shares during the period. Diluted loss per share is computed using the treasury stock method to the extent that the effect is dilutive by using the weighted-average number of outstanding ordinary shares and potential ordinary shares during the period.
The Company’s Class A Preferred Shares, Class B Preferred Shares, Class C Preferred Shares, Class D Preferred Shares and
Class D-1
Preferred Shares being together referred to as the “Company’s Preferred Shares” together with the Company Common Shares A and the Company Common Shares B being together referred to as the “Company’s ordinary Shares”).
Potential

ordinary shares which are based on the weighted-average ordinary shares underlying outstanding stock options, restricted stock units, restricted stock awards, and other contingently issuable shares, and exchangeable notes and computed using the treasury stock method or the if-converted
method, as applicable, are included when calculating diluted loss per share when their effect is dilutive. As at 31 December 2021, there is no dilutive effect on the basic loss per share of the Group.
The computation of loss per share for the respective periods is as follows:

	At 31 December
In USD (except share information)	2021	2020	2019
Loss for the year attributable to equity holders of the Parent Company	(141,416,132)	(29,725,202)	(35,259,401)

Weighted average number of ordinary shares outstanding during the year	56,484	55,300	43,591

Loss per share – basic	(2,504)	(538)	(809)

Loss per share – diluted	(2,504)	(538)	(809)

Since the Group was in a loss position for the years ended 31 December 2021, 2020 and 2019, basic net loss per share was the same as diluted net income per share for the years presented. The potentially dilutive vested employee stock options (Note 13) and exchangeable convertible notes were excluded from the computation of diluted net loss per share because their effect would have been anti-dilutive for the years presented, and the issuance of such shares is contingent upon the satisfaction of certain conditions which were not yet satisfied by 31 December 2021, 2020 and 2019.